FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS (Tables)	12 Months Ended
Dec. 31, 2022
FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS [Abstract]
Composition of financial instruments designated at fair value through profit or loss
The composition of the item is presented below:
	2022	2021
	S/(000)	S/(000)

Investment Link (a)	762,442	974,664
Other	6,359	12,418
Total	768,801	987,082

(a)
The Group issues Investment Link life insurance contracts whereby the policyholder takes the investment risk on the assets held in the Investment Link funds as the policy benefits are directly linked to the value of the assets in the fund. The Group’s exposure to market risk is limited to the extent that income arising from asset management charges is based on the value of assets in the fund.

Income from Financial Assets Designated at Fair Value Through Profit or Loss
The profit resulting from the Investment Link is shown in “Net premiums earned” in the consolidated statement of income. The composition of the generated returns is presented below:
	2022	2021	2020
	S/(000)	S/(000)	S/(000)

Net profit on sale and fluctuations of financial investments (i)	(182,671)	44,763	106,366
Dividends, interests and others	6,798	9,900	9,261
Total, Note 25 (a)	(175,873)	54,663	115,627

(i)
As of December 31, 2022 the prices of fixed and variable income instruments have decreased due to the moderation in inflation due to a less tightening of the monetary policy of the Federal Reserve Board (FED).